Commitments and Contingencies - Future Minimum Rental Payments under Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 962	$ 302
2021	160	13
Total future minimum rental payments	$ 1,122	$ 315